Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive Plan, as amended Common Stock, $0.0001 par value per share
Amount Registered | shares	537,009
Proposed Maximum Offering Price per Unit	1.11
Maximum Aggregate Offering Price	$ 596,079.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 82.32
Offering Note	(1) In addition to the number of shares of the common stock, par value $0.0001 per share ("Common Stock"), of Bionano Genomics, Inc. (the "Registrant") stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, that become issuable under the Registrant's 2018 Equity Incentive Plan, as amended (the "2018 Plan"), and the Registrant's 2018 Employee Stock Purchase Plan (the "2018 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" under the 2018 Plan are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on March 19, 2026. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" under the 2018 ESPP are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on March 19, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2018 ESPP. (3) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2018 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	366
Proposed Maximum Offering Price per Unit	0.94
Maximum Aggregate Offering Price	$ 344.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.05
Offering Note	(1) In addition to the number of shares of the common stock, par value $0.0001 per share ("Common Stock"), of Bionano Genomics, Inc. (the "Registrant") stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, that become issuable under the Registrant's 2018 Equity Incentive Plan, as amended (the "2018 Plan"), and the Registrant's 2018 Employee Stock Purchase Plan (the "2018 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" under the 2018 Plan are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on March 19, 2026. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" under the 2018 ESPP are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on March 19, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2018 ESPP. (4) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the 2018 ESPP.